Summary of Significant Accounting Policies - 10Q (Policies)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying financial statements are presented in United States (“U.S.”) dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, these financial statements do not include all of the information and footnotes required by U.S. GAAP for complete financial statements and should be read in conjunction with the audited consolidated financial statements and accompanying notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023, filed with the SEC on March 18, 2024.
In management’s opinion, the unaudited condensed consolidated financial statements reflect all adjustments (consisting of normal recurring adjustments) necessary to present fairly the financial position of the Company as of September 30, 2024, and results of operations and cash flows for all periods presented. The interim results presented are not necessarily indicative of results that can be expected for the full year ending December 31, 2024.
Use of Estimates
Use of Estimates
The preparation of the financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. In preparing these financial statements, management used significant estimates in the following areas, among others: recoverability of the Company’s net deferred tax assets and related valuation allowance, useful lives and recoverability of property and equipment, determining the Incremental Borrowing Rate (“IBR”) for calculating lease liabilities and related right-of-use (“ROU”) assets and finance lease assets, clinical trial accruals, accrual estimates for all CVRs, the value attributed to employee stock options and other stock-based awards and valuation of common stock. On an ongoing basis, the Company reviews its estimates to ensure that they appropriately reflect changes in the business or as new information becomes available. Actual results may differ from these estimates.
Use of Estimates
The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. In preparing these financial statements, management used significant estimates in the following areas, among others: recoverability of the Company’s net deferred tax assets and related valuation allowance, useful lives and recoverability of property and equipment, determining the incremental borrowing rate for calculating lease liabilities and related right-of-use assets and finance lease assets, revenue recognition, clinical trial accruals, accrual estimates for all contingent value rights (“CVRs”), the value attributed to employee stock options and other stock-based awards, and valuation of common stock. On an ongoing basis, the Company reviews its estimates to ensure that they appropriately reflect changes in the business or as new information becomes available. Actual results may differ from these estimates.

Segment Information
Segment Information
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM is its Chief Executive Officer. The Company operates as a single operating segment and has one reportable segment. The Company’s operations and its assets are held in the United States.
Segment Information
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Chief Executive Officer. The CODM assesses performance of the segment according to clinical and pre-clinical data along with program specific expenses and market conditions in the pharmaceutical and biotechnology sectors. The Company operates as a single operating segment and has one reportable segment. The Company’s operations and its assets are held in the United States.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly-liquid investments purchased with original maturities of 90 days or less at time of purchase to be cash equivalents. Cash and cash equivalents include cash held in banks and are stated at fair value.
Cash and Cash Equivalents
The Company considers all highly-liquid investments purchased with original maturities of 90 days or less at time of purchase to be cash equivalents. Cash and cash equivalents include cash held in banks and are stated at fair value.

Concentrations of Credit Risk
Concentrations of Credit Risk
Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company’s cash and cash equivalent accounts, at times, may exceed federally insured limits. As of December 31, 2023, the Company had $147.7 million in excess of the federally insured limits. The Company places its cash in financial institutions that management believes to be of high credit quality.
Concentrations of Credit Risk
Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company’s cash and cash equivalent accounts, at times, may exceed federally insured limits. As of September 30, 2024, the Company had $66.5 million in excess of the federally insured limits. The Company places its cash in financial institutions that management believes to be of high credit quality.
Revenue Recognition
Revenue Recognition
The Company recognizes revenue when its customers obtain control of promised goods or services in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements within the scope of Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, (“ASC 606”) the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the performance obligation is satisfied.
In applying the ASC 606 framework, the Company must apply judgment to determine the nature of the promises within a revenue contract and whether those promises represent distinct performance obligations. In determining the transaction price, the Company does not include amounts subject to uncertainties unless it is probable that there will be no significant reversal of cumulative revenue when the uncertainty is resolved. Milestone and other forms of variable consideration that the Company may earn are subject to significant uncertainties of research and development related achievements, which generally are deemed not probable until such milestones are actually achieved. For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and where the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). Additionally, the Company develops assumptions that require judgment to determine the standalone selling price of each performance obligation identified in the contract. The Company then allocates the total transaction price to each performance obligation based on the estimated standalone selling prices of each performance obligation for which it recognizes revenue as or when the performance obligations are satisfied. At the end of each subsequent reporting period, the Company re-evaluates the variable consideration and any related constraint and, if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis.
Under the Company’s license agreements, the Company grants the license to a customer as it exists at the point of transfer and the nature of the license is a right to use the Company’s intellectual property as transferred. If the license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenue from non-refundable, upfront fees allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the license. As of September 30, 2024, the Company has two revenue-generating agreements that are related to the legacy Neoleukin business as part of the reverse merger: the December 2023 CVR Licensing Agreement (as defined below) and the April 2024 CVR Licensing Agreement (as defined below). Refer to Note 9, Commitments and Contingencies, for further discussion on the CVR components.

Contingent Value Rights
Contingent Value Rights
As discussed within the Reverse Merger and Pre-Closing Financing section in Note 1, Organization and Description of Business, the Company entered into a CVR Agreement on December 18, 2023 prior to Closing. Included in the CVR Agreement are three different types of CVRs: (i) the Lease CVR, (ii) the Intellectual Property CVR, and (iii) the Sales Tax CVR (together, the “CVRs”). The Company evaluated each of the CVRs to determine if they qualified as derivatives under ASC 815, Derivatives and Hedging, and concluded that since certain scope exceptions were met, the CVRs did not qualify as derivatives. Instead, the Company records a contingent consideration liability associated with the CVRs when payments are probable and estimable under ASC 450. In assessing whether payments are probable and estimable, the Company considers the existence of or ability to enter agreements with third parties or government agencies and timing of potential payments. As of December 31, 2023, the Company recorded $0.3 million and $1.0 million to lease contingent value rights liability, current and lease contingent value rights liability, non-current, respectively, related to amounts that are probable and estimable under the Lease CVR. As no other amounts related to the CVR Agreement were probable as of December 31, 2023, no contingencies for the Intellectual Property CVR or Sales Tax CVR have been recorded. Refer to Note 1,
Organization and Description of Business, and Note 10, Commitments and Contingencies, for further discussion on the CVR components.
Contingent Value Rights
In conjunction with the reverse merger, the Company entered into a CVR Agreement on December 18, 2023 with the Rights Agent named therein (the “CVR Agreement”) prior to Closing. Included in the CVR Agreement are three different types of CVRs: (i) the Lease CVR, (ii) the Intellectual Property CVR, and (iii) the Sales Tax CVR (each as defined in the CVR agreement). The Company evaluated each of the CVRs to determine if they qualified as derivatives under ASC 815, Derivatives and Hedging, and concluded that since certain scope exceptions were met, the CVRs did not qualify as derivatives. Instead, the Company records a contingent consideration liability associated with the CVRs when payments are probable and estimable under ASC 450, Contingencies. In assessing whether payments are probable and estimable, the Company considers the existence of or ability to enter into agreements with third parties or government agencies and the timing of potential payments. Refer to Note 9, Commitments and Contingencies, for further discussion on the CVRs.

Exit and Disposals Costs
Exit and Disposal Costs
In connection with the reverse merger and through fiscal 2024, the Company has incurred and expects to incur costs to wind-down Neoleukin’s Phase 1 NL-201 study. This study has ceased further development, and the Company has no plans to continue developing Neoleukin’s de novo protein technology. As a result, the study’s activities do not provide the Company any future economic benefit.
Exit and Disposal Costs
In connection with the reverse merger and through early fiscal 2025, the Company has incurred and expects to incur costs to wind-down Neoleukin’s Phase 1 trial of NL-201. This trial has ceased further development, and the Company has no plans to continue developing Neoleukin’s de novo protein technology. As a result, the trial’s activities do not provide the Company any future economic benefit. In accordance with ASC 420, Exit or Disposal Costs, the Company accrued the remaining costs to be incurred in the trial. The liability was classified as accrued expenses and other current liabilities in the condensed consolidated balance sheet.

Net Income (Loss) Per Share
Net Income (Loss) Per Share
For the prior year and pre-merger periods in which the Company had multiple classes of stock participating in earnings, the Company uses the two-class method in calculating earnings per share. Basic earnings per share of Class A and Class B common stock is computed by dividing net income attributable to Neurogene OpCo by the weighted-average number of shares of Class A and Class B common stock outstanding during the period.
For the post-merger period, the only period in which the Company had income, diluted earnings per share of the single class of common stock is computed by dividing net income attributable to the Company, adjusted for the assumed exchange of all potentially dilutive instruments for common stock, by the weighted-average number of shares of common stock outstanding, adjusted to give effect to potentially dilutive elements.
As of December 18, 2023, the Company consummated the reverse merger, leaving only one class of common stock remaining, and as such, the two-class method is not presented for the post-merger period from December 18, 2023 to December 31, 2023. The single class of common stock remaining post-merger is referred to throughout as “common stock.”
Net Loss Per Share Attributable to Common Stockholders
For the prior year period in which the Company had multiple classes of stock participating in earnings, the Company used the two-class method in calculating net loss per share. The two-class method requires income available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights. The Company considered its convertible preferred stock to be participating securities as holders would be entitled to participate in dividends and earnings of the Company. As the holders of the convertible preferred stock have no obligation to fund losses, the two-class method is not applicable during periods with a net loss.
Basic net loss per share of Class A and Class B common stock was computed by dividing net loss attributable to the Company by the weighted-average number of shares of Class A and Class B common stock outstanding during the period. In periods of losses, diluted net loss per share was computed on the same basis as basic net loss per share as the inclusion of any other potential shares outstanding would be anti-dilutive.
Following the Company’s reverse merger in December 2023, the Company only has one class of common stock remaining, referred to throughout as “common stock.” Basic net loss per share of common stock is computed by dividing net income attributable to the Company by the weighted-average number of shares of common stock outstanding during the period. In periods of losses, diluted net loss per share is computed on the same basis as basic net loss per share as the inclusion of any other potential shares outstanding would be anti-dilutive.

Recently Issued Accounting Standards
Recently Issued Accounting Standards
From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies that the Company adopts as of the specified effective date. Unless otherwise discussed below, the Company does not believe that the adoption of recently issued standards have or may have a material impact on our financial statements or disclosures.
Recently Issued Accounting Pronouncements Not Yet Adopted
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280). The amendments in this update expand segment disclosure requirements, including new segment disclosure requirements for entities with a single reportable segment among other disclosure requirements. This update is effective for the Company in the consolidated financial statements for the year ending December 31, 2024, and interim periods beginning after January 1, 2025. The Company is analyzing the impact of this standard on its disclosures in the consolidated financial statements.
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures which requires consistent categories and greater disaggregation of information in the rate reconciliation and income taxes paid disaggregated by jurisdiction. This standard will be effective for annual periods beginning after December 15, 2024. The Company is currently evaluating the impact of this standard on the Company’s consolidated financial statements and related disclosures but does not expect the adoption of ASU 2020-09 to be material.
Recently Adopted Accounting Pronouncements
The Company adopted ASU 2016-13, Financial Instruments - Credit Losses, as amended, on January 1, 2023. This ASU sets forth a current expected credit loss model which requires the Company to measure all expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions, and reasonable supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost and applies to some off-balance sheet credit exposures. The impact of ASU 2016-13 on the Company’s consolidated financial statements was not material.
Recently Issued Accounting Standards
From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies that the Company adopts as of the specified effective date. Unless otherwise discussed below, the Company does not believe that the adoption of recently issued standards have or may have a material impact on its condensed financial statements or disclosures.
Recently Issued Accounting Pronouncements Not Yet Adopted
In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). The amendments in this update expand segment disclosure requirements, including new segment disclosure requirements for entities with a single reportable segment among other disclosure requirements. This update is effective for the Company in the consolidated financial statements for the year ending December 31, 2024, and interim periods beginning after January 1, 2025. The Company is analyzing the impact of this standard on its disclosures in the condensed consolidated financial statements.
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which requires consistent categories and greater disaggregation of information in the rate reconciliation and income taxes paid disaggregated by jurisdiction. This standard will be effective for annual periods beginning after December 15, 2024. The Company is currently evaluating the impact of this standard on the Company’s condensed consolidated financial statements and related disclosures.